EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan and Senior Management Pension Plan Premium (Details) - Defined benefit obligation - Retirement Pension Premium Plan and Senior Management Pension Plan Premium - COP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 202,580	$ 198,260
Current cost of service	18,669	16,626
Interest cost	11,686	11,770
Benefits paid	(19,788)	(23,226)
Past service cost	3,326	381
Others changes	(1,900)
Net actuarial (gain) / loss due to assumption changes and plan experience	(7,214)	(3,745)
Foreign currency translation effect	12,137	2,514
Defined obligation, unfunded as of December 31	$ 219,496	$ 202,580